CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net Income	¥ 255,257	¥ 195,287	¥ 119,058
Other comprehensive income (loss), net of tax:
Net change of unrealized gains on investment in securities	9,867	10,603	13,330
Net change of defined benefit pension plans	(14,952)	3,570	4,759
Net change of foreign currency translation adjustments	37,155	36,928	50,979
Net change of unrealized gains (losses) on derivative instruments	(561)	1,487	268
Total other comprehensive income	31,509	52,588	69,336
Comprehensive Income	286,766	247,875	188,394
Comprehensive Income Attributable to the Noncontrolling Interests	7,314	16,003	7,394
Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	14,265	8,207	9,209
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 265,187	¥ 223,665	¥ 171,791